Income Taxes - Additional information (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2017	Mar. 31, 2013
Income Taxes
Effective tax rate		(12.00%)	(1.00%)	(1.00%)
Tonnage tax included in operating expenses		$ 200,000	$ 200,000	$ 300,000
Valuation allowances	$ 20,313,000	20,313,000	25,657,000
Deferred tax assets	4,358,000	4,358,000
Entrance tax	(127,000)	$ (127,000)	164,000			$ 3,000,000.0
Entrance tax payable related to acquisition					$ 100,000
Entrance tax, annual decline in gain		20.00%
Payment of entrance tax and translation effects		$ 160,000	$ 200,000
Income tax rate, deferred tax liabilities		22.00%	22.00%
Estimated income tax payable	40,000.00	$ 40,000.00	$ 700,000
Period for income tax returns		10 years
Unrecognized tax benefits	0	$ 0	0
Interest or penalties on tax return	$ 0	$ 0	$ 0
Minimum percentage of ownership/control required to constitute a related party		25.00%
KNOT
Income Taxes
Ownership interest in partnership		25.00%
KNOT | KNOT Management
Income Taxes
Percentage of contribution to subsidiary	100.00%	100.00%
KNOT | KNOT Management Denmark AS
Income Taxes
Percentage of contribution to subsidiary	100.00%	100.00%
Norwegian Ordinary Tax Regime
Income Taxes
Percentage of corporate tax		22.00%	22.00%
Effective tax rate		22.00%
Period for income tax returns		10 years
UK tax
Income Taxes
Percentage of corporate tax		25.00%	19.00%
Effective tax rate	25.00%
Income tax expense		$ 14,750,000	$ 8,722,000